Intangibles - Summary of non-current assets - intangibles (Detail) - AUD ($) $ in Thousands	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure of detailed information about intangible assets [line items]
Intangibles	$ 22,003	$ 12,410	$ 13,494
GDC licensing agreement [member]
Disclosure of detailed information about intangible assets [line items]
Intangibles	11,326	12,410
GDC licensing agreement [member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangibles	16,408	16,408
GDC licensing agreement [member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Intangibles	(5,082)	(3,998)
Licensing Agreement [Member]
Disclosure of detailed information about intangible assets [line items]
Intangibles	10,677	$ 12,410
Licensing Agreement [Member] | Gross carrying amount [member]
Disclosure of detailed information about intangible assets [line items]
Intangibles	10,858
Licensing Agreement [Member] | Accumulated depreciation and amortisation [member]
Disclosure of detailed information about intangible assets [line items]
Intangibles	$ (181)